NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Jun. 30, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 1,000,000